UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) ¥ in Millions	1 Months Ended
Jan. 31, 2023 CNY (¥) shares
Number of shares issued | shares	7,118,500
Net proceeds from public offering | ¥	¥ 1,963